UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-10085
                                                      ---------


                   Hillman Capital Management Investment Trust
                  --------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------


                   Date of reporting period: December 31, 2004
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.41%

      Aerospace / Defense - 9.92%
          Boeing Company .......................................................                    17,400              $   900,798
          Goodrich Corp. .......................................................                    25,300                  825,792
                                                                                                                        -----------
                                                                                                                          1,726,590
                                                                                                                        -----------
      Auto Manufacturers - 4.63%
          General Motors Corp. .................................................                    20,100                  805,206
                                                                                                                        -----------

      Commercial Services - 4.38%
          Cendant Corp. ........................................................                    32,600                  762,188
                                                                                                                        -----------

      Computers - 9.77%
       (a)EMC Corp. ............................................................                    58,400                  868,408
          Hewlett Packard Company ..............................................                    39,700                  832,509
                                                                                                                        -----------
                                                                                                                          1,700,917
                                                                                                                        -----------
      Electric - 4.52%
          American Electric Power Co. Inc. .....................................                    22,900                  786,386
                                                                                                                        -----------

      Food - 5.04%
          Whole Foods Market Inc. ..............................................                     9,200                  877,220
                                                                                                                        -----------

      Healthcare Services - 11.26%
          Aetna Inc. ...........................................................                     8,600                1,072,850
       (a)Laboratory Corp. of America Holdings .................................                    17,800                  886,796
                                                                                                                        -----------
                                                                                                                          1,959,646
                                                                                                                        -----------
      Home Builders - 6.25%
          DR Horton Inc. .......................................................                    27,000                1,088,370
                                                                                                                        -----------

      Lodging-Hotels - 4.72%
          Host Marriott Corp. ..................................................                    47,500                  821,750
                                                                                                                        -----------

      Miscellaneous Manufacturer - 4.49%
          General Electric Co. .................................................                    21,400                  781,100
                                                                                                                        -----------

      Real Estate Investment Trust - 4.59%
          Equity Office Properites Trust .......................................                    27,400                  797,888
                                                                                                                        -----------

      Retail - 4.39%
          Outback Steakhouse Inc. ..............................................                    16,700                  764,526
                                                                                                                        -----------



                                                                                                                        (Continued)

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Telecommunications - 19.24%
       (a)Corning Inc. ............................................................                 71,100              $   836,847
          Motorola Inc. ...........................................................                 48,900                  841,080
          SBC Communications Inc. .................................................                 33,700                  868,449
          Verizon Communications Inc. .............................................                 19,800                  802,098
                                                                                                                        -----------
                                                                                                                          3,348,474
                                                                                                                        -----------
      Transportation - 5.21%
          FedEx Corp. .............................................................                  9,200                  906,108
                                                                                                                        -----------

          Total Common Stocks (Cost $14,020,228) ..................................                                      17,126,369
                                                                                                                        -----------

PRIVATE INVESTMENT COMPANY - 2.63%                                                                 Shares
                                                                                                   ------

(b)Pamlico Enhanced ...............................................................                456,935                  456,935
          (Cost $456,935)                                                                                               -----------


Total Value of Investments (Cost $14,477,163 (c)) .................................                 101.04 %            $17,583,304
Liabilities In Excess of Other Assets .............................................                  (1.04)%               (180,398)
                                                                                                   -------              -----------
      Net Assets ..................................................................                 100.00              $17,402,906
                                                                                                   =======              ===========

     (a)  Non-income producing investment

     (b)  Restricted  security. These  securities  are  purchased and redeemed on a continuous  basis as part of a short-term  cash investment  program. The program allows  participants to purchase and redeem these  securities on demand and,  therefore, carrying value per unit is the same as cost

     (c)  Aggregate  cost  for  financial  reporting  and  federal income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

          Aggregate gross unrealized appreciation ........................................................              $ 3,158,710
          Aggregate gross unrealized depreciation ........................................................                  (52,569)
                                                                                                                        -----------

                      Net unrealized appreciation ........................................................              $ 3,106,141
                                                                                                                        ===========

Note 1 -

          Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national  market  system are valued at the last sales  price as of the close of normal  trading on the New York Stock
          Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter  market and listed securities for which no sale was  reported  on that  date are  valued at the most  recent  bid  price.  Securities  for which  market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing  procedures,  if any, are valued  following  procedures  approved by the Trustees.  Securities and assets for which  representative  market quotations are not readily available (e.g., if the exchange on which the portfolio  security is principally  traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ  from the price  next  available  for that  portfolio  security  using the Fund's  normal  pricing  procedures.
          Instruments with maturities of 60 days or less are valued at amortized cost, which approximates  market value.  Short-term investments are valued at cost, which approximates value.


                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 76.88%

      Aerospace / Defense - 3.08%
          Boeing Company .......................................................                     5,700              $   295,089
          Goodrich Corp. .......................................................                     8,300                  270,912
                                                                                                                        -----------
                                                                                                                            566,001
                                                                                                                        -----------
      Apparel - 1.83%
          Nike Inc. ............................................................                     3,700                  335,553
                                                                                                                        -----------

      Auto Manufacturers - 1.46%
          General Motors Corp. .................................................                     6,700                  268,402
                                                                                                                        -----------

      Biotechnology - 2.03%
      (a) Amgen Inc. ...........................................................                     5,700                  365,655
                                                                                                                        -----------

      Chemicals - 1.41%
          El Du Pont de Nemours & Co. ..........................................                     5,300                  259,965
                                                                                                                        -----------

      Commercial Services - 1.88%
          Cendant Corp. ........................................................                    14,800                  346,024
                                                                                                                        -----------

      Computers - 3.57%
       (a)EMC Corp. ............................................................                    19,100                  284,017
          Hewlett Packard Company ..............................................                    17,700                  371,169
                                                                                                                        -----------
                                                                                                                            655,186
                                                                                                                        -----------
      Electric - 3.10%
          American Electric Power Co. Inc. .....................................                     8,600                  295,324
          The Southern Company .................................................                     8,200                  274,864
                                                                                                                        -----------
                                                                                                                            570,188
                                                                                                                        -----------
      Food - 6.01%
          Campbell Soup Co. ....................................................                     8,600                  257,054
          HJ Heinz Co. .........................................................                     6,900                  269,031
          Kellogg Co. ..........................................................                     5,900                  263,494
          Whole Foods Market Inc. ..............................................                     3,300                  314,655
                                                                                                                        -----------
                                                                                                                          1,104,234
                                                                                                                        -----------
      Hand/Machine Tools - 2.31%
          Black & Decker Corp. .................................................                     4,800                  423,984
                                                                                                                        -----------
      Healthcare Services - 4.59%
          Aetna Inc. ...........................................................                     4,000                  499,000
       (a)Laboratory Corp. of America Holdings .................................                     6,900                  343,758
                                                                                                                        -----------
                                                                                                                            842,758
                                                                                                                        -----------
      Home Builders - 1.97%
          DR Horton Inc. .......................................................                     9,000                  362,790
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Financial Services - 2.79%
          Allied Capital Corp. ...................................................                  19,900              $   514,216
                                                                                                                        -----------

      Lodging-Hotels - 2.16%
          Host Marriott Corp. ....................................................                  23,000                  397,900
                                                                                                                        -----------

      Media - 3.22%
      (a) Time Warner Inc. .......................................................                  15,000                  291,600
          Walt Disney Co. ........................................................                  10,800                  300,240
                                                                                                                        -----------
                                                                                                                            591,840
                                                                                                                        -----------
      Miscellaneous Manufacturer - 3.12%
          3M Co. .................................................................                   3,400                  279,038
          General Electric Co. ...................................................                   8,100                  295,650
                                                                                                                        -----------
                                                                                                                            574,688
                                                                                                                        -----------
      Pharmaceuticals - 3.72%
          Merck & Co. Inc. .......................................................                  11,000                  353,540
          Pfizer Inc. ............................................................                  12,300                  330,747
                                                                                                                        -----------
                                                                                                                            684,287
                                                                                                                        -----------
      Real Estate Investment Trust - 7.16%
          Apartment Investment & Management Co. ..................................                   9,200                  354,568
          Correctional Properties Trust ..........................................                   9,400                  271,472
          Equity Office Properties Trust .........................................                  10,900                  317,408
          Equity Residential .....................................................                  10,300                  372,654
                                                                                                                        -----------
                                                                                                                          1,316,102
                                                                                                                        -----------
      Retail - 11.29%
      (a) Brinker International Inc. .............................................                   7,300                  256,011
          Home Depot Inc. ........................................................                   6,100                  260,714
          McDonald's Corp. .......................................................                   8,600                  275,716
          Outback Steakhouse .....................................................                   7,300                  334,194
          Staples Inc. ...........................................................                  10,300                  347,213
          Wal-Mart Stores Inc. ...................................................                   6,500                  343,330
          Wendy's International Inc. .............................................                   6,600                  259,116
                                                                                                                        -----------
                                                                                                                          2,076,294
                                                                                                                        -----------
      Software- 1.74%
          Microsoft Corp. ........................................................                  12,000                  320,520
                                                                                                                        -----------
      Telecommunications - 6.67%
       (a)Corning Inc. ...........................................................                  27,400                  322,498
          Motorola Inc. ..........................................................                  18,500                  318,200
          SBC Communications Inc. ................................................                  11,200                  288,624
          Verizon Communications Inc. ............................................                   7,300                  295,723
                                                                                                                        -----------
                                                                                                                          1,225,045
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Transportation - 1.77%
          FedEx Corp. ............................................................                   3,300              $   325,017
                                                                                                                        -----------

          Total Common Stocks (Cost $11,158,713) .................................                                       14,126,649
                                                                                                                        -----------

                                                                                                 Interest    Maturity
                                                                                    Principal      Rate        Date
                                                                                    ---------    ---------   ---------
U.S. GOVERNMENT OBLIGATIONS - 2.95%

      United States Treasury Note ................................                  $ 50,000      6.875%    05/15/2006       52,647
      United States Treasury Note ................................                   500,000      2.625%    05/15/2008      488,828
                                                                                                                        -----------

          Total U.S. Government Obligations (Cost $548,877) ......                                                          541,475
                                                                                                                        -----------

CORPORATE BONDS - 7.17%

      DaimlerChrysler NA Holding Corp. ...........................                   140,000      8.500%    01/18/2031      174,923
      Ford Motor Credit Co. ......................................                   420,000      6.875%    02/01/2006      432,684
      General Motors Acceptance Corp. ............................                   200,000      7.500%    07/15/2005      204,120
      Merrill Lynch & Co. Inc. ...................................                    40,000      0.000%    03/20/2028        8,428
      Toys R US Inc. .............................................                   500,000      7.625%    08/01/2011      497,500
                                                                                                                        -----------

          Total Corporate Bonds (Cost $1,319,902) ................                                                        1,317,655
                                                                                                                        -----------

MONEY MARKET FUNDS - 8.89%                                                                         Shares
                                                                                                   ------

      Evergreen Institutional Treasury Money Market Fund .........                                 798,215                  798,215
      Merrimac Cash Series Trust .................................                                 835,229                  835,229
                                                                                                                        -----------

          Total Money Market Funds (Cost $1,633,444) .............                                                        1,633,444
                                                                                                                        -----------

PRIVATE INVESTMENT COMPANY - 4.54%

(b)Pamlico Enhanced .............................................                                  835,229                  835,229
          (Cost $835,229)                                                                                               -----------

Total Value of Investments (Cost $15,496,165 (c)) ................                                           100.43 %   $18,454,452
Liabilities In Excess of Other Assets ............................                                            (0.43)%       (79,077)
                                                                                                             ------     -----------
      Net Assets .................................................                                           100.00 %   $18,375,375
                                                                                                             ======     ===========





                                                                                                                        (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)




     (a)  Non-income producing investment.

     (b)  Restricted  security.  These  securities are  purchased and redeemed on a continuous  basis as part of a short-term  cash investment  program.  The program allows participants to purchase and redeem these  securities on demand and,  therefore, carrying value per unit is the same as cost.

     (c)  Aggregate  cost  for  financial reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

          Aggregate gross unrealized appreciation ........................................................              $ 3,187,165
          Aggregate gross unrealized depreciation ........................................................                 (228,878)
                                                                                                                        -----------

                      Net unrealized appreciation ........................................................              $ 2,958,287
                                                                                                                        ===========

Note 1 -

          Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national  market  system are valued at the last sales  price as of the close of normal  trading on the New York Stock
          Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter  market and listed securities for which no sale was  reported  on that  date are  valued at the most  recent  bid  price.  Securities  for which  market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing  procedures,  if any, are valued  following  procedures  approved by the Trustees.  Securities and assets for which  representative  market quotations are not readily available (e.g., if the exchange on which the portfolio  security is principally  traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ  from the price  next  available  for that  portfolio  security  using the Fund's  normal  pricing  procedures.
          Instruments with maturities of 60 days or less are valued at amortized cost, which approximates  market value.  Short-term investments are valued at cost, which approximates value.


ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)        /s/ Mark A. Hillman
                                 ______________________________
                                 Mark A. Hillman, Trustee, President and
                                 Principal Executive Officer

Date: February 24, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Mark A. Hillman
                                 ______________________________
                                 Mark A. Hillman, Trustee, President and
                                 Principal Executive Officer

Date: February 24, 2005




By:  (Signature and Title)       /s/ Fletcher D. Perkins
                                 ______________________________
                                 Fletcher D. Perkins, Treasurer and
                                 Principal Financial Officer

Date: February 24, 2005